SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Buildings	20 years
Motor vehicles	3-5 years
Furniture and fixtures	5 years
Software	5 years

Schedule of estimated useful lives of intangible assets

Category	Estimated useful lives
Customer relationships	5-10 years
Trademarks	3-10 years
Technology	10 years
Non-compete agreements	5-6 years
Database	3 years
Domains	10 years